Capital Stock - Schedule of Outstanding Stock Options (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Outstanding Stock Options [Abstract]
Number of Stock Options, Beginning Balance	455,000	365,000
Weighted Average Exercise Price, Beginning Balance	$ 3.73	$ 4.1
Number of Stock Options, Granted	1,030,000	90,000
Weighted Average Exercise Price, Granted	$ 1.16	$ 2.21
Number of Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Stock Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Stock Options, Ending Balance	1,485,000	455,000
Weighted Average Exercise Price, Ending Balance	$ 1.95	$ 3.73